Loans (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule Portfolio Segments and Classes of Loans

The portfolio segments and classes of loans are as follows (in thousands):

	At December 31,
	2014	2013
Real estate mortgage loans:
One-to four-family residential	$52,708	59,976
Commercial	22,043	23,900
Multi-family	10,622	3,363
Land and construction	7,075	6,514

Total real estate mortgage loans	92,448	93,753

Commercial loans	16,773	17,358
Consumer loans	1,398	2,277

Total loans	110,619	113,388

Deduct:
Deferred loan fees, net	(124)	(147)
Allowance for loan losses	(1,726)	(1,718)
Undisbursed loan proceeds	(103)	(260)

Loans, net	$108,666	111,263

Schedule of Change in Allowance for Loan Losses

An analysis of the change in the allowance for loan losses follows (in thousands):

	Real Estate Mortgage Loans	Commercial Loans	Consumer Loans	Unallocated	Total
Year Ended December 31, 2014:
Beginning balance	$1,417	208	10	83	1,718
Provision (credit) for loan losses	1,333	1,245	5	(83)	2,500
Charge-offs	(1,362)	(1,213)	(16)	—	(2,591)
Recoveries	21	68	10	—	99

Ending balance	$1,409	308	9	—	1,726

Individually evaluated for impairment:
Recorded investment	$4,028	768	—	—	4,796

Balance in allowance for loan losses	$301	9	—	—	310

Collectively evaluated for impairment:
Recorded investment	$88,420	16,005	1,398	—	105,823

Balance in allowance for loan losses	$1,108	299	9	—	1,416

Year Ended December 31, 2013:
Beginning balance	1,520	189	13	554	2,276
Provision (credit) for loan losses	492	(17)	(4)	(471)	—
Charge-offs	(685)	—	(2)	—	(687)
Recoveries	90	36	3	—	129

Ending balance	$1,417	208	10	83	1,718

Individually evaluated for impairment:
Recorded investment	$7,035	703	—	—	7,738

Balance in allowance for loan losses	$354	—	—	—	354

Collectively evaluated for impairment:
Recorded investment	$86,718	16,655	2,277	—	105,650

Balance in allowance for loan losses	$1,063	208	10	83	1,364

Summary of Loan Credit Quality

The following summarizes the loan credit quality (in thousands):

	Real Estate Mortgage Loans
	One-to Four-Family Residential	Commercial	Multi- Family	Land and Construction	Commercial	Consumer	Total
Credit Risk Profile by Internally Assigned Grade:
At December 31, 2014:
Grade:
Pass	$52,392	21,385	10,498	6,864	15,788	1,398	108,325
Special mention	316	413	—	211	94	—	1,034
Substandard	—	245	124	—	891	—	1,260

Total	$52,708	22,043	10,622	7,075	16,773	1,398	110,619

At December 31, 2013:
Grade:
Pass	56,691	20,512	3,193	6,080	15,881	2,277	104,634
Special mention	43	429	—	—	514	—	986
Substandard	3,242	2,959	170	434	963	—	7,768

Total	$59,976	23,900	3,363	6,514	17,358	2,277	113,388

Age Analysis of Past Due Loans

Age analysis of past-due loans is as follows (in thousands):

	Accruing Loans
	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater Past Due	Total Past Due	Current	Nonaccrual Loans	Total Loans
At December 31, 2014:
Real estate mortgage loans:
One-to four-family residential	$59	—	—	59	52,649	—	52,708
Commercial	—	—	—	—	22,043	—	22,043
Multi-family	—	—	—	—	10,498	124	10,622
Land and construction	—	—	—	—	7,075	—	7,075
Commercial loans	167	—	—	167	15,838	768	16,773
Consumer loans	2	—	—	2	1,396	—	1,398

Total	$228	—	—	228	109,499	892	110,619

At December 31, 2013:
Real estate mortgage loans:
One-to four-family residential	333	15	—	348	57,342	2,286	59,976
Commercial	233	—	—	233	23,220	447	23,900
Multi-family	—	—	—	—	3,193	170	3,363
Land and construction	221	—	—	221	6,079	214	6,514
Commercial loans	181	272	—	453	16,202	703	17,358
Consumer loans	51	2	—	53	2,222	2	2,277

Total	$1,019	289	—	1,308	108,258	3,822	113,388

Summary of Impaired Loans

The following summarizes the amount of impaired loans (in thousands):

	With No Related Allowance Recorded		With an Allowance Recorded			Total
	Recorded Investment	Unpaid Principal Balance	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
December 31, 2014:
Real estate mortgage loans:
One-to four-family residential	$—	—	123	140	12	123	140	12
Commercial	380	966	3,401	3,401	289	3,781	4,367	289
Multi-family	124	265	—	—	—	124	265	—
Commercial loans	664	750	104	107	9	768	857	9

	$1,168	1,981	3,628	3,648	310	4,796	5,629	310

December 31, 2013:
Real estate mortgage loans:
One-to four-family residential	1,506	1,712	317	327	19	1,823	2,039	19
Commercial	446	983	4,418	4,418	335	4,864	5,401	335
Multi-family	170	294	—	—	—	170	294	—
Land and construction	178	288	—	—	—	178	288	—
Commercial loans	703	781	—	—	—	703	781	—

	$3,003	4,058	4,735	4,745	354	7,738	8,803	354

The average net investment in impaired loans and interest income recognized and received on impaired loans are as follows (in thousands):

	Average Recorded Investment	Interest Income Recognized	Interest Income Received
Year Ended December 31, 2014:
Real estate mortgage loans:
One-to four-family residential	$1,552	34	66
Commercial	4,699	301	322
Multi-family	142	—	17
Land and construction	102	—	2
Commercial loans	725	—	33

	$7,220	335	440

Year Ended December 31, 2013:
Real estate mortgage loans:
One-to four-family residential	2,273	68	99
Commercial	4,924	300	326
Multi-family	230	—	9
Land and construction	167	2	4
Commercial loans	721	—	29

	$8,315	370	467

Summary of Troubled Debt Restructurings

TDR’s entered into during the years ended December 31, 2014 and 2013 are as follows (dollars in thousands):

	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Year Ended December 31, 2014

Commercial loans-
Modified interest rate and amortization	2	$116	116

Year Ended December 31, 2013:
Real estate mortgage loans-
One-to four-family residential loans-
Modified interest rate and amortization	1	144	144
Commercial loans-
Modified interest rate and amortization	1	105	105

Total	2	$249	249

Impaired Collateral-Dependent Loans and Foreclosed Real Estate Measured at Fair Value on a Nonrecurring Basis

Those impaired collateral-dependent loans which are measured at fair value or a nonrecurring basis are as follows (in thousands):

	Fair Value	Level 1	Level 2	Level 3	Total Losses	Losses Recorded During the Year
December 31, 2014:
Real estate mortgage loans:
Commercial	$380	—	—	380	517	—
Multi-family	124	—	—	124	128	—
Commercial loans	94	—	—	94	74	2

Total	$598	—	—	598	719	2

December 31, 2013:
Real estate mortgage loans:
One-to four-family residential	592	—	—	592	198	163
Commercial	446	—	—	446	517	—
Multi-family	170	—	—	170	128	128
Land and construction	151	—	—	151	106	76
Commercial loans	102	—	—	102	72	—

Total	$1,461	—	—	1,461	1,021	367